August, 1998


Dear Valued Trillium(R) Policyowner:

Enclosed for your review is the Trillium Semi-Annual Report for the period ending June 30, 1998. We encourage you to review this information and refer to it as needed throughout the year.

For your convenience, please use the "tear-off" below to make additional payments to your Trillium policy. For other information, please contact your registered representative.

Thank you for selecting Trillium.

Sincerely,


Ronald E. Beettam, President
Canada Life Insurance Company of New York

--------------------------------------------------------------------------------

POLICYOWNER(S): ______________________________    POLICY NUMBER: _______________
                         (PRINT NAME(S))

IF YOU ARE CHANGING YOUR ALLOCATION, PLEASE COMPLETE THE FOLLOWING:
     _____ THIS PAYMENT ONLY
     _____ THIS PAYMENT AND ALL FUTURE PAYMENTS
                        ---
     _____ RE-ALLOCATE ALL CURRENT ASSETS

(21)   Cash Management                    ____%        (22)   INCOME                               ____%
(23)   Bond                               ____%        (24)   COMMON STOCK                         ____%
(25)   Capital                            ____%        (26)   INTERNATIONAL                        ____%
(27)   Communication & Information        ____%        (28)   GLOBAL GROWTH OPPORTUNITY            ____%
(29)   Global Smaller Companies           ____%        (41)   FRONTIER                             ____%
(42)   High Yield Bond                    ____%        (43)   GLOBAL TECHNOLOGY                    ____%
(44)   Small-Cap Value                    ____%        (45)   LARGE-CAP VALUE                      ____%
(F2)   Fixed Account (1 year)             ____%

TOTAL MUST EQUAL 100%. PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK.


DATE:  _______________     POLICYOWNER'S SIGNATURE: ___________________________

     Variable annuity policies issued by Canada Life Insurance Company of New York. Offered by Canada Life of America Financial Services, Inc., Member, NASD

The attached are incorprated by reference herein to the semi-annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 28, 1998
     Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap, Seligman Small-Cap

[TRILLIUM LOGO APPEARS HERE]

                            CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

        Average Annual Total Returns for Periods Ending June 30, 1998
                          Assuming Contract Continues

Issued by Canada Life Insurance Company of New York         Year-                                               Since     Inception
PORTFOLIOS                                                 to-Date*   1 Year    3 Year    5 Year    10 Year   Inception      Date
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
PORTFOLIO                                                   12.32%    26.39%    12.16%       --          --     21.11%     10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO              20.65     31.37        --        --          --     19.10       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                  7.64     13.06     19.66        --          --     21.55      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO                                      (NEW PORTFOLIO)                         (8.72)*     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
     COMPANIES PORTFOLIO                                    15.33      7.95     14.88        --          --     13.97      10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                  13.09     24.74     19.42     14.02%      13.26%       --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
     OPPORTUNITIES PORTFOLIO                                18.45     16.42        --        --          --     12.39       5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO                                      (NEW PORTFOLIO)                         (1.03)*     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                             12.32     18.58     20.60     15.73       13.88        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                  17.24     10.21     12.71     10.01          --      9.82       5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                                    4.88     10.75      9.29      6.35        8.40        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                           5.04     13.36     12.48        --          --     11.84       5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                      3.24      8.87      5.20      4.34        5.32        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                           1.93      3.91      3.79      3.10        3.54        --      6/21/88
-----------------------------------------------------------------------------------------------------------------------------------

* Not annualized.

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1998, was 3.94%. TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 4.0?% as of June 30, 1998.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CLNY) and provides a guarantee, by CLNY, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the Portfolio.

                            CANADA LIFE OF NEW YORK
                        VARIABLE ACCOUNT 2 PERFORMANCE
                        ------------------------------

         Average Annual Total Returns for Periods Ending June 30, 1998
               Assuming Contract Is Surrendered at End of Period

                                                                                                           Since       Inception
PORTFOLIOS                                        1 Year       3 Year         5 Year       10 Year       Inception        Date
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
  PORTFOLIO                                       20.99%       10.95%           --            --          20.39%        10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO    25.97         --              --            --          17.39          5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                        7.66        18.60            --            --          20.83         10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO                                 (NEW PORTFOLIO)                       (14.13)*        5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES
  PORTFOLIO                                        2.55        13.74            --            --          13.12         10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                        19.34        18.35          13.70%        13.26%         --           6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES
  PORTFOLIO                                       11.02         --              --            --          10.55          5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO                                 (NEW PORTFOLIO)                        (6.45)*        5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                   13.18        19.56          15.43         13.88          --           6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO         4.81        11.51           9.81           --           9.47          5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                          5.35         8.02           5.92          8.40          --           6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                 7.96        11.28            --           --           10.72          5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                            3.47         3.83           3.88          5.32          --           6/21/88
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH AMNAGEMENT PORTFOLIO                (1.49)        2.37           2.62          3.54          --           6/21/88
-----------------------------------------------------------------------------------------------------------------------------------

 * Not annualized

                Issued by: Canada Life Insurance Company of New York, 500 Mamaroneck Avenue, Harrison, NY 10528
                Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York, NY 10017 . (800) 221-2783

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending June 30, 1998, was 3.94%. TRILLIUM FIXED ACCOUNT'S rate for the one-year Guarantee Period was 4.50% as of June 30, 1998.

Performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3% at least six, but less than seven, 2%; at least seven, no charge. The variable account was established on 2/25/93 and commenced operations on 3/1/96. The fixed account is held in the general account of Canada Life Insurance Company of New York (CINY) and provides a guarantee by CINY against loss of principal, and guarantees payment of specified current rate of interest. Please contact your financial advisor or call Seligman Financial Service at 800-221-2763 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.